Assets pledged as collateral	12 Months Ended
Dec. 31, 2025
Pledged Assets [Abstract]
Assets Pledged as Collateral
8. Assets Pledged as Collateral
8.1 Details of assets pledged as collateral as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
		December 31, 2024
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
Due from financial institutions	KEB Hana Bank and others	￦	651,988	Performance guarantee for loan transactions
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		4,366,425	Repurchase agreements
	The Korea Securities Depository and others		9,908,291	Securities borrowing transactions
	Samsung Futures Inc. and others		1,644,059	Derivatives transactions

			15,918,775

Financial assets at fair value through other comprehensive income	The Bank of Korea and others		4,058,186	Repurchase agreements
	The Korea Securities Depository and others		2,510,368	Securities borrowing transactions
	The Bank of Korea		2,237,952	Borrowings from the Bank of Korea
	The Bank of Korea		994,678	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		2,511,706	Derivatives transactions
	Others		662,227	Others

			12,975,117

Securities measured at amortized cost	The Bank of Korea and others		1,031,256	Repurchase agreements
	The Bank of Korea		2,802,901	Borrowings from the Bank of Korea
	The Bank of Korea		7,627,587	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,065,109	Derivatives transactions
	The Bank of Korea and others		818,270	Others

			13,345,123

Loans	Others		14,572,142	Covered bond and others
Real estate	Hanwha Life Insurance Co., Ltd. and others		1,223,346	Borrowings from bank and others

		￦	58,686,491

(In millions of Korean won)
		December 31, 2025
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
Due from financial institutions	KEB Hana Bank and others	￦	839,641	Performance guarantee for loan transactions
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		4,227,877	Repurchase agreements
	The Korea Securities Depository and others		11,148,996	Securities borrowing transactions
	The Bank of Korea		3,314,236	Borrowings from the Bank of Korea
	Korea Exchange (“KRX”) and others		1,775,290	Derivatives transactions
	Others		6,531	Others

			20,472,930

Financial assets at fair value through other comprehensive income	The Korea Securities Depository and others		4,310,743	Repurchase agreements
	The Korea Securities Depository and others		4,041,764	Securities borrowing transactions
	The Bank of Korea		2,045,260	Borrowings from the Bank of Korea
	The Bank of Korea		975,999	Settlement risk of the Bank of Korea
	The Korea Securities Depository and others		2,774,232	Derivatives transactions
	Mitsui Sumitomo Bank, Seoul Branch and others		586,089	Others

			14,734,087

Securities measured at amortized cost	The Bank of Korea and others		1,140,066	Repurchase agreements
	The Bank of Korea		2,440,585	Borrowings from the Bank of Korea
	The Bank of Korea		7,625,707	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		488,326	Derivatives transactions
	The Bank of Korea and others		660,079	Others

			12,354,763

Loans	Others		12,250,820	Covered bond and others
Real estate	Shinhan Bank and others		1,009,578	Borrowings from bank and others

		￦	61,661,819

In addition, the Group provided ￦
8,027,229
million and ￦
10,485,363 million debt securities among its borrowed securities and other assets held as collateral to Korea Securities Finance Corporation and others as collateral as of December 31, 2024 and 2025, respectively.

8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
Securities	￦	4,933,491	￦	—	￦	4,933,491

(In millions of Korean won)
	December 31, 2025
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
Securities	￦	10,723,045	￦	—	￦	10,723,045